CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 11. CONVERTIBLE NOTES

As a result of the IFP Acquisition, the Company became the guarantor to unsecured convertible notes (also referred to herein as the IFP Loan Agreements) for which IFP is the borrower. The convertible notes, plus certain accrued interest, will become due on October 4, 2024 (the second anniversary of the IFP Acquisition closing date), unless earlier converted. The convertible notes, if converted, will convert into shares of IFP, which shares of IFP will be immediately transferred to the Company in exchange for shares of Series C Preferred Stock that are convertible into common stock (as set forth in the Share Exchange Agreement) following approval by the Company’s stockholders of the Company Stockholder Approval Matters. See Note 21 for further information and disclosures relating to the conversion of the Series C Preferred Stock.

The convertible notes bear an interest rate of 17% per annum, on a compounded basis. The interest rate will increase to 22% per annum, on a compounded basis, on October 4, 2023 (the first anniversary of the IFP Acquisition closing date) if the Company’s shareholders have not yet approved the Company Stockholder Approval Matters have not been approved by the Company’s stockholders by such date.

Due to the Company’s election to apply the fair value option (FVO), the fair value of the convertible notes is subsequently re-measured at the end of each reporting period based on the changes in their estimated fair value. See Note 15 for additional information.

NOTE 6. CONVERTIBLE NOTES PAYABLE

The Company’s previously outstanding notes mandatorily converted, at a conversion price equal to 85% of 50% of the unit offering price of the IPO (or $7.23), for an aggregate of 710,548 shares based on $5,133,706 of principal and zero accrued interest outstanding at the date of conversion.

The convertible notes had a contingent Beneficial Conversion Features (“BCF”), with the contingency being the event of IPO. As such, a financing cost of $905,948 was recognized as interest expense in the consolidated statements of operations and other comprehensive loss in relation to this contingent BCF during the year ended June 30, 2021.